Active Passive Conservative Portfolio Investment Objectives and Goals - Active Passive Conservative Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Active/Passive Conservative Portfolio – Summary
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The investment objective of the Portfolio is to realize as high a level of total return as is consistent with conservative investment risk through income and secondarily through capital appreciation.
Objective, Secondary [Text Block]	secondarily through capital appreciation.